Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 773,000
Previously Paid Amount	0.00
Total Fee Amount	106.75
Total Offset Amount	0.00
Net Fee	106.75
Narrative - Max Aggregate Offering Price	$ 773,000
Final Prospectus	true